Consolidated statements of income - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Consolidated statements of income [Abstract]
Sales		€ 18,169		€ 17,827		€ 17,156
Cost of sales		10,721		10,633		9,988
Gross margin		7,448		7,194		7,168
Selling expenses		4,524		4,621		4,258
General and administrative expenses		608		671		599
Research and development expenses		1,890		2,091		1,806
Impairment of goodwill	[1]	8		1,357		15
Other business income		112		127		186
Other business expenses		645		109		123
Income from operations		(115)		(1,529)		553
Financial income		63		58		149
Financial expenses		376		258		188
Investments in associates, net of income taxes		(98)		(2)		(4)
Income before taxes		(526)		(1,731)		509
Income tax (expense) benefit		(73)		(113)		(103)
Income from continuing operations		(454)	[2]	(1,618)	[1]	612	[1]
Discontinued operations, net of income taxes		(10)	[1]	13	[1]	2,711	[2]
Net income		(463)	[2]	(1,605)	[1]	3,323	[1]
Net income attributable to shareholders of Koninklijke Philips N.V	[2]	(466)		(1,608)		3,319
Net income attributable to non-controlling interests	[2]	€ 2		€ 3		€ 4
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Income from continuing operations	[3]	€ (0.5)		€ (1.76)		€ 0.64
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income	[2],[3]	(0.51)		(1.75)		3.52
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Income from continuing operations	[3]	(0.5)		(1.76)		0.64
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income	[2],[3],[4]	€ (0.51)		€ (1.75)		€ 3.5

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[3]	Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[4]	The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive